Federal Income Taxes (Details) - Schedule of composition of the company's net deferred tax liability - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
General loan loss allowance	$ 371	$ 363
Accrued expenses	164	113
Fair value accounting adjustments on acquisition	199	223
Nonaccrued interest on loans	118	102
Other real estate owned adjustments	17	16
Depreciation	37	38
Charitable contributions	12
State net operating loss carryforward		170
Total deferred tax assets	918	1,025
Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(33)	(48)
Loan servicing rights	(24)	(18)
Accrual to cash adjustment	(170)	(127)
Fair value accounting adjustments on acquisition	(547)	(552)
Total deferred tax liabilities	(1,755)	(1,726)
Net deferred tax liability	$ (837)	$ (701)